Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net gain (loss) from futures, forward, swap, and securities trading
Net trading gains (losses)	$ (4,878,605)	$ 336,791	$ 1,001,345	$ 10,689,956	$ (17,036,253)
Realized			(33,250)
Change in unrealized			(86,252)
Net gains (losses) from securities	(936,374)		(119,502)
Income
Interest income	216,241	304,088	1,057,222	1,316,496	1,280,436
Dividend income	25,189		501,762
Total income	241,430	304,088	1,558,984	1,316,496	1,280,436
Expenses from operations
Brokerage charge	1,235,419	1,845,327	6,254,853	9,505,888	13,588,815
Incentive fees	4,621	136,221	383,405	771,804	2,561,516
Organizational and offering costs	79,508	116,224	396,889	571,407	770,629
Operating expenses	69,128	100,785	344,710	493,715	666,353
Total expenses	1,388,676	2,198,557	7,379,857	11,342,814	17,587,313
Net investment loss	(1,147,246)	(1,894,469)	(5,820,873)	(10,026,318)	(16,306,877)
Net income (loss)	$ (6,025,851)	$ (1,557,678)	$ (4,819,528)	$ 663,638	$ (33,343,130)
Class A
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (61.48)	$ (11.11)	$ (33.85)	$ (8.55)	$ (154.77)
Class B
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	(51.50)	(10.57)	(33.37)	(13.39)	(134.71)
Legacy 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	(44.63)	(3.84)	(7.29)	11.81	(97.61)
Legacy 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	(44.03)	(4.28)	(9.19)	9.36	(98.07)
Global 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	(40.21)	(3.32)	(3.40)	21.11	(95.53)
Global 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	(40.00)	(3.77)	(5.07)	20.16	(95.66)
Global 3 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (37.31)	$ (6.43)	$ (16.86)	$ 5.70	$ (98.81)
Futures Contracts
Net gain (loss) from futures, forward, swap, and securities trading
Realized	$ (1,918,046)	$ 2,661,434	$ 3,217,037	$ 13,721,540	$ (1,421,184)
Change in unrealized	(2,004,133)	(1,649,420)	364,735	1,452,328	(10,721,873)
Commissions	(393,739)	(583,312)	(2,001,485)	(2,904,046)	(3,977,978)
Net trading gains (losses)	(4,315,918)	428,702	1,580,287	12,269,822	(16,121,035)
Forward Contracts
Net gain (loss) from futures, forward, swap, and securities trading
Realized	(44,397)	(67,154)	(2,396,861)	84,586	(2,018,078)
Change in unrealized	123,471	(478,502)	24,922	241,364	(59,436)
Commissions	(207)	(488)	(1,511)	(3,019)	(5,804)
Net trading gains (losses)	78,867	(546,144)	(2,373,450)	322,931	(2,083,318)
Swap Contracts
Net gain (loss) from futures, forward, swap, and securities trading
Change in unrealized	294,820	454,233	1,914,010	(1,902,797)	1,168,100
Net trading gains (losses)	$ 294,820	$ 454,233	$ 1,914,010	$ (1,902,797)	$ 1,168,100